Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Other Non-Current Assets

	December 31,

	2020	2019
Net defined benefit plan surpluses (see note 26)	128	85
Cash surrender value of life insurance policies	334	320
Deferred commissions	105	82
Other financial assets (see note 19)	198	98
Other non-current assets	23	26
Total other non-current assets	788	611